LEASES - Maturities of operating lease liabilities (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
LEASES
Due within one year	¥ 4,511,953	$ 708,024	¥ 3,995,768
Due in the second year	1,780,332	279,373	2,502,839
Due in the third year	882,132	138,426
Total lease payments	7,174,417	1,125,823	6,498,607
Less: imputed interest	(300,337)	(47,129)	(246,902)
Total	¥ 6,874,080	$ 1,078,694	¥ 6,251,705